United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        ---------------------------------
             (Exact name of the registrant as specified in charter)

                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204
                          ----------------------------
               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                    Campbell & Company Investment Adviser LLC
                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204
                    -----------------------------------------
                    (name and address for agent for service)

        Registrant's telephone number including area code: (800) 698-7235

                   Date of fiscal year end: December 31, 2008

                  Date of reporting period: September 30, 2008

Item 1. Schedule of Investments (Unaudited)
-------------------------------------------

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

INVESTMENT SECURITIES
---------------------

                                                                               % of Net
                                                                                Asset
                                                     Shares      Value ($)      Value
                                                   ----------   ----------    ----------
Common Stocks (United States)
-----------------------------
   Consumer Discretionary
     Advance Auto Pts Inc.                              2,237   $   88,719         0.04%
     Aeropostale *                                        891   $   28,610         0.01%
     Arbitron Inc.                                      2,931   $  130,986         0.06%
     Autozone Inc.*                                       859   $  105,949         0.05%
     Best Buy Inc.                                        850   $   31,875         0.02%
     Borgwarner Inc.                                      707   $   23,168         0.01%
     Brinker Intl Inc.                                    354   $    6,333         0.00%
     Callaway Golf Co.                                  2,121   $   29,842         0.01%
     Corinthian Colleges Inc.*                            373   $    5,595         0.00%
     Devry Inc                                          1,414   $   70,050         0.03%
     Dish Network Corp.Cl A *                           1,112   $   23,352         0.01%
     Dollar Tree Inc.*                                  1,464   $   53,231         0.03%
     Dress Barn Inc.*                                   1,114   $   17,033         0.01%
     Family Dollar Stores Inc.                            715   $   16,946         0.01%
     Fortune Brands Inc                                 1,061   $   60,859         0.03%
     Gap Inc.                                           2,222   $   39,507         0.02%
     Genuine Parts Co.                                    992   $   39,888         0.02%
     Guess Inc.                                           757   $   26,336         0.01%
     Gymboree Corp.*                                      547   $   19,419         0.01%
     Harley Davidson Inc.                                 404   $   15,069         0.01%
     Hasbro Inc.                                        3,687   $  128,013         0.06%
     Home Depot Inc.                                      960   $   24,854         0.01%
     Jakks Pac Inc.*                                      584   $   14,547         0.01%
     Marvel Entertainment Inc.*                           310   $   10,583         0.01%
     Mattel Inc.                                        3,485   $   62,869         0.03%
     Matthews Intl Corp. Cl A                             758   $   38,461         0.02%
     McDonalds                                            846   $   52,198         0.02%
     Regis Corp                                           641   $   17,628         0.01%
     Ross Stores                                        1,667   $   61,362         0.03%
     Royal Caribbean Cruises Ltd                          598   $   12,409         0.01%
     Scholastic Corp.                                   3,081   $   79,120         0.04%
     Staples Inc.                                       2,195   $   49,388         0.02%
     Strayer Ed Inc.                                      657   $  131,571         0.06%
     Tiffany & Co.                                      1,314   $   46,673         0.02%
     TJX Cos Inc.                                       2,223   $   67,846         0.03%
     Toll Brothers Inc.*                                  354   $    8,931         0.00%
     Tupperware Brands Corporation                      1,329   $   36,720         0.02%
     Urban Outfitters Inc.*                             3,663   $  116,740         0.06%
     Whirlpool Corp                                       753   $   59,705         0.03%
     Yum Brands Inc                                     2,206   $   71,938         0.03%

                 See Accompanying Notes to Financial Statements.

                                     III-1

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                ----------    ----------
   Total Consumer Discretionary                                 $1,924,323         0.91%
                                                                ----------    ----------
   Consumer Staples
     Alberto-Culver Co.                                 2,410   $   65,648          0.03%
     Altria Group Inc                                   3,530   $   70,035          0.03%
     Avon Products Inc.                                 1,818   $   75,574          0.04%
     Brown-Forman Corp. Cl B                              647   $   46,461          0.02%
     Bunge Ltd.                                           196   $   12,383          0.01%
     Central European Distributor Corp.*                  826   $   37,509          0.02%
     CVS Caremark Corp.                                   822   $   27,669          0.01%
     Darling International Inc.*                          657   $    7,299          0.00%
     Dean Foods Co.*                                    1,670   $   39,011          0.02%
     Del Monte Foods Co.                               15,914   $  124,129          0.06%
     Flowers Foods Inc.                                 1,812   $   53,200          0.03%
     Kroger Co.                                         1,958   $   53,806          0.03%
     McCormick & Co Inc.                                8,685   $  333,938          0.16%
     Supervalue Inc                                     1,212   $   26,300          0.01%
     Wal-Mart Stores Inc.                               1,627   $   97,441          0.05%
                                                                ----------    ----------
   Total Consumer Staples                                       $1,070,403          0.52%
                                                                ----------    ----------
   Energy
     Arch Coal Inc.                                       101   $    3,322         0.00%
     Cabot Oil & Gas Corp.                                252   $    9,107         0.00%
     Hornbeck Offshore Services Inc.*                     200   $    7,724         0.00%
     Lufkin Inds Inc.                                      50   $    3,967         0.00%
     Noble Corporation                                    101   $    4,434         0.00%
     Peabody Energy Corp.                                 151   $    6,795         0.00%
     Penn Va Corp.                                        152   $    8,123         0.00%
     Petrohawk Energy Corp.*                              253   $    5,472         0.00%
     Petroleum Development Corp.*                         202   $    8,963         0.00%
     Petroquest Energy Inc.*                              455   $    6,984         0.00%
     Pride Intl Inc.*                                     303   $    8,972         0.00%
     St Mary Land & Exploration Co.                       547   $   19,501         0.01%
     Sunoco Inc.                                          152   $    5,408         0.00%
     Valero Energy Corp.                                  404   $   12,241         0.01%
     Weatherford International Ltd.*                    1,314   $   33,034         0.02%
                                                                ----------    ----------
   Total Energy                                                 $  144,047         0.04%
                                                                ----------    ----------
   Financials
     Aflac Inc.                                            93   $    5,464         0.00%
     Aspen Ins Hldgs Ltd.                                 105   $    2,888         0.00%
     Assurant Inc.                                        144   $    7,920         0.00%
     Cash America International Inc.                    2,223   $   80,117         0.04%
     Commerce Bancshares Inc.                             863   $   40,043         0.02%
     Hartford Financial Svcs Group Inc.                   151   $    6,189         0.00%
     Marsh & Mclennan Inc.                              1,474   $   46,814         0.02%
     New York Community Bancorp                           337   $    5,658         0.00%
     Reinsurance Group of America Cl A                    101   $    5,454         0.00%

                 See Accompanying Notes to Financial Statements.

                                     III-2

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

     SLM Corp.*                                           278   $    3,431         0.00%
     Umb Financial Corp.                                  106   $    5,567         0.00%
     Waddell & Reed Finincial Inc. Cl A                   253   $    6,262         0.00%
     World Acceptance Corp.*                              202   $    7,272         0.00%
                                                                ----------    ----------
   Total Financials                                             $  223,079         0.08%
                                                                ----------    ----------
   Health Care
     Abaxis Inc.*                                       1,565   $   30,831         0.01%
     Amerisourcebergen Corp.                            4,798   $  180,645         0.09%
     Analogic Corp.                                       253   $   12,589         0.01%
     Baxter Intl Inc.                                     555   $   36,425         0.02%
     Charles River Laboratories *                       9,228   $  512,431         0.24%
     Community Health Systems Inc.*                     2,049   $   60,056         0.03%
     Covance Inc.*                                      2,021   $  178,677         0.09%
     Health Net Inc.*                                   1,303   $   30,751         0.01%
     Healthextras Inc.                                  3,233   $   84,446         0.04%
     Healthways Inc.*                                   2,471   $   39,956         0.02%
     Incyte Corp.*                                      3,234   $   24,740         0.01%
     Invitrogen Corp.*                                  1,558   $   58,892         0.03%
     Omnicare Inc.                                        475   $   13,666         0.01%
     Omnicell Inc.*                                     1,848   $   24,301         0.01%
     PDL Biopharma Inc.*                                  789   $    7,346         0.00%
     Perkinelmer Inc.                                   4,719   $  117,833         0.06%
     Pharmaceutical Products Development                1,055   $   43,624         0.02%
     Resmed Inc.*                                       1,868   $   80,324         0.04%
     Savient Pharmaceuticals Inc.*                        757   $   11,287         0.01%
     Steris Corp.                                         884   $   33,221         0.02%
     Techne Corp.                                         726   $   52,359         0.02%
     Varian Med Sys Inc.*                               1,112   $   63,529         0.03%
     VCA Antech Inc.*                                     554   $   16,326         0.01%
     Waters Corp.*                                        779   $   45,322         0.02%
     Wyeth                                                998   $   36,866         0.02%
     Zimmer Holdings Inc.*                                403   $   26,018         0.01%
                                                                ----------    ----------
   Total Health Care                                            $1,822,461         0.88%
                                                                ----------    ----------
   Industrials
     Abm Inds Inc.                                        446   $    9,741         0.00%
     Actuant Corp.                                      2,593   $   65,447         0.03%
     Administaff Inc.                                     368   $   10,017         0.00%
     Advisory Board Co.*                                  401   $   12,094         0.01%
     Alaska Air Group Inc.*                               808   $   16,475         0.01%
     Albany International Corp. Cl A                      708   $   19,350         0.01%
     Ametek Inc.                                          249   $   10,152         0.00%
     BE Aerospace Inc.                                  1,162   $   18,394         0.01%
     C H Robinson Worldwide Inc.                          252   $   12,842         0.01%
     Clean Hbrs Inc.*                                   1,466   $   99,028         0.05%
     Copart Inc.*                                       4,888   $  185,744         0.09%
     Corporate Executive Board Co.                        763   $   23,844         0.01%

                 See Accompanying Notes to Financial Statements.

                                     III-3

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)


     Cummins Inc.                                         556   $   24,308         0.01%
     Deere & Co                                         1,011   $   50,045         0.02%
     Expeditors International Wash Inc.                 1,515   $   52,783         0.03%
     Fastenal Co.                                         643   $   31,758         0.02%
     Forward Air Corp.                                  2,641   $   71,914         0.03%
     General Dynamics Corp.                             2,929   $  215,633         0.10%
     Harsco Corp.                                         606   $   22,537         0.01%
     Healthcare Services Group Inc.                     4,091   $   74,824         0.04%
     Herman Miller Inc.                                 1,804   $   44,144         0.02%
     Hexcel Corporation *                                 303   $    4,148         0.00%
     Honeywell International Inc.                         758   $   31,495         0.02%
     Hubbell Inc. Cl B                                    858   $   30,073         0.01%
     Hunt J B Transportation Services Inc.              1,312   $   43,781         0.02%
     Idex Corp.                                           556   $   17,247         0.01%
     Interface Inc. Cl A                                1,415   $   16,089         0.01%
     ITT Corp.                                            477   $   26,526         0.01%
     Ladish Inc.*                                         152   $    3,078         0.00%
     Landstar Systems Inc.                                100   $    4,406         0.00%
     Lennox International Inc.                            202   $    6,721         0.00%
     Lincoln Electric Holdings Inc.                     1,093   $   70,291         0.03%
     MSC Indl Direct Inc. Cl A                          1,717   $   79,102         0.04%
     Mueller Industries Inc.                              808   $   18,592         0.01%
     Norfolk Southn Corp.                                 354   $   23,438         0.01%
     Northrop Grumman Corp.                             2,224   $  134,641         0.06%
     Old Dominion Freight Line Inc.*                      202   $    5,725         0.00%
     Robbins & Myers Inc.                               2,327   $   71,974         0.03%
     Roper Inds Inc.                                    1,011   $   57,587         0.03%
     Skywest Inc.                                         808   $   12,912         0.01%
     Spx Corp.                                            404   $   31,108         0.01%
     Stericycle Inc.*                                     369   $   21,738         0.01%
     Teledyne Technologies Inc.*                          657   $   37,554         0.02%
     Tetra Tech Inc.*                                     152   $    3,657         0.00%
     Union Pacific Corp.                                   48   $    3,416         0.00%
     Wabtec                                               346   $   17,726         0.01%
     Waste Management Inc                               3,671   $  115,600         0.06%
     Woodward Governor Co.                              1,616   $   56,996         0.03%
                                                                ----------    ----------
   Total Industrials                                            $2,016,695         0.95%
                                                                ----------    ----------

   Information Technology
     Adobe Sys Inc.*                                      202   $    7,973         0.00%
     Adtran Inc.                                          404   $    7,874         0.00%
     Amphenol Corporation Cl A                          3,448   $  138,403         0.07%
     Ansys Inc.*                                          704   $   26,660         0.01%
     Atheros Communications Inc.*                       1,794   $   42,303         0.02%
     BMC Software Inc.*                                   808   $   23,133         0.01%
     Commscope Inc.*                                      505   $   17,493         0.01%
     Computer Sciences Corp.*                             909   $   36,533         0.02%
     Comtech Telecommunications Corp.*                    629   $   30,972         0.01%


                 See Accompanying Notes to Financial Statements.

                                     III-4

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

     Digital River Inc.*                                1,011   $   32,756         0.02%
     Earthlink Inc.*                                    5,356   $   45,526         0.02%
     Electronic Arts Inc.*                              2,222   $   82,192         0.04%
     Informatica Corp.*                                 2,374   $   30,838         0.01%
     Ingram Micro Inc.Cl A *                            2,423   $   38,938         0.02%
     Intersil Corp                                        523   $    8,671         0.00%
     Oracle Corp.*                                      2,777   $   56,401         0.03%
     Plexus Corp.*                                      5,428   $  112,360         0.05%
     Progress Software Corp.*                             238   $    6,186         0.00%
     Rambus Inc.*                                       1,909   $   24,531         0.01%
     Red Hat Inc.*                                      7,491   $  112,889         0.05%
     Rofin Sinar Technologies Inc.*                       455   $   13,928         0.01%
     SRA International Inc. Cl A *                      2,828   $   63,998         0.03%
     Standard Microsystems Corp.*                         104   $    2,598         0.00%
     Synopsys Inc.*                                       500   $    9,975         0.00%
     Tekelec *                                            455   $    6,365         0.00%
     THQ Inc.*                                          3,697   $   44,512         0.02%
     Verisign Inc.*                                       758   $   19,769         0.01%
     Xerox Corp.                                        1,968   $   22,691         0.01%
                                                                ----------    ----------
   Total Information Technology                                 $1,066,468         0.48%
                                                                ----------    ----------

   Materials
     AK Steel Holding Corp.                               651   $   16,874         0.01%
     Alcoa Inc.                                         2,120   $   47,870         0.02%
     Allegheny Technologies Inc.                          101   $    2,985         0.00%
     Carpenter Technology Corp.                           253   $    6,489         0.00%
     Cleveland Cliffs Inc.                                350   $   18,529         0.01%
     Compass Minerals Intl Inc.                           252   $   13,202         0.01%
     Eastman Chemical Co.                                 847   $   46,636         0.02%
     Louisiana-Pac Corp.                                1,415   $   13,160         0.01%
     Lubrizol Corp.                                       202   $    8,714         0.00%
     Monsanto Co                                          301   $   29,793         0.01%
     Olin Corp.                                           824   $   15,986         0.01%
     Packaging Corp.                                    1,515   $   35,118         0.02%
     Praxair Inc.                                         758   $   54,379         0.03%
     Reliance Steel & Aluminum Co.                        101   $    3,835         0.00%
     Rock-Tenn Co. Cl A                                   404   $   16,152         0.01%
     Schnitzer Steel Inds Inc. Cl A                       858   $   33,668         0.02%
     Sensient Technologies Corp.                          742   $   20,872         0.01%
     Sigma-Aldrich Corp.                                  542   $   28,412         0.01%
                                                                ----------    ----------
   Total Materials                                              $  412,674         0.20%
                                                                ----------    ----------

   Telecommunication Services
     SBA Communications Corp. Cl A *                    2,667   $   68,995         0.03%
                                                                ----------    ----------
   Total Telecommunication Services                             $   68,995         0.03%
                                                                ----------    ----------

   Utilities
     CMS Energy Corp.                                   2,121   $   26,449         0.01%


                 See Accompanying Notes to Financial Statements.

                                     III-5

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

     Edison Intl                                          563   $   22,464         0.01%
     El Paso Electric Co.*                                303   $    6,363         0.00%
     Entergy Corp.                                        393   $   34,981         0.02%
     Exelon Corp                                          246   $   15,405         0.01%
     Firstenergy Corp.                                    889   $   59,554         0.03%
     Great Plains Energy Inc.                           5,121   $  113,789         0.05%
     Nisource Inc                                       6,423   $   94,803         0.05%
     Oneok Inc.                                         1,464   $   50,362         0.02%
     UGI Corp.                                            859   $   22,145         0.01%
     Vectren Corp.                                      1,875   $   52,219         0.02%
     WGL Holdings Inc.                                    516   $   16,744         0.01%
                                                                ----------    ----------
   Total Utilities                                              $  515,278         0.24%
                                                                ----------    ----------
Total Common Stocks (United States)
   (cost - $9,455,948)                                          $9,264,423         4.33%
                                                                ----------    ----------

                                                                               % of Net
                                                                                Asset
                                                     Shares      Value ($)      Value
                                                   ----------   ----------    ----------
Common Stocks (Non-United States)
---------------------------------
Bermuda
   Energy
     Nabors Industries Ltd.*                              404   $   10,068         0.00%
     Ship Finance International                           606   $   13,065         0.01%
                                                                ----------    ----------
   Total Energy                                                 $   23,133         0.01%
                                                                ----------    ----------

   Information Technology
     Tyco International Ltd.                            1,262   $   44,195         0.02%
                                                                ----------    ----------
   Total Information Technology                                 $   44,195         0.02%
                                                                ----------    ----------

Total Bermuda                                                   $   67,328         0.03%
                                                                ----------    ----------

Brazil
   Consumer Staples
     Cia De Bebidas Das Americas Adr                       50   $    2,731         0.00%
                                                                ----------    ----------
   Total Consumer Staples                                       $    2,731         0.00%
                                                                ----------    ----------

   Industrials
     Embraer-Empresa Brasileira De Adr                    353   $    9,535         0.00%
                                                                ----------    ----------
   Total Industrials                                            $    9,535         0.00%
                                                                ----------    ----------

   Utilities
     Cia Saneamento Basico Do Estad Adr *               2,488   $   70,535         0.03%
                                                                ----------    ----------
   Total Utilities                                              $   70,535         0.03%
                                                                ----------    ----------

                 See Accompanying Notes to Financial Statements.


                                     III-6

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

Total Brazil                                                    $   82,801         0.03%
                                                                ----------    ----------

Canada
   Energy
     Candian Natural                                      152   $   10,406         0.00%
     Enbridge Inc.                                      1,822   $   69,400         0.03%
     Talisman Energy Inc.                                 708   $   10,068         0.00%
                                                                ----------    ----------
   Total Energy                                                 $   89,874         0.03%
                                                                ----------    ----------
   Information Technology
     Research In Motion *                                 164   $   11,201         0.01%
                                                                ----------    ----------
   Total Information Technology                                 $   11,201         0.01%
                                                                ----------    ----------
   Materials
     Ivanhoe Mines Limited *                              505   $    3,060         0.00%
     Kinross Gold Corp.                                 1,714   $   27,630         0.01%
     Methanex                                           1,446   $   28,761         0.01%
                                                                ----------    ----------
   Total Materials                                              $   59,451         0.02%
                                                                ----------    ----------

Total Canada                                                    $  160,526         0.06%
                                                                ----------    ----------

Finland
   Information Technology
     Nokia Corp. Adr                                    2,989   $   55,745         0.03%
                                                                ----------    ----------
   Total Information Technology                                 $   55,745         0.03%
                                                                ----------    ----------

Germany
   Industrials
     Siemens Ag Adr                                       455   $   42,720         0.02%
                                                                ----------    ----------
   Total Industrials                                            $   42,720         0.02%
                                                                ----------    ----------

Great Britain
   Consumer Staples
     British American Tobacco Plc Adr                     359   $   22,258         0.01%
                                                                ----------    ----------
   Total Consumer Staples                                       $   22,258         0.01%
                                                                ----------    ----------
   Materials
     Anglo American Plc                                   504   $    8,432         0.00%
                                                                ----------    ----------
   Total Materials                                              $    8,432         0.00%
                                                                ----------    ----------
   Telecommunication Services
     Vodafone Group Plc Adr                               960   $   21,216         0.01%
                                                                ----------    ----------
   Total Telecommunication Services                             $   21,216         0.01%
                                                                ----------    ----------

Total Great Britain                                             $   51,906         0.02%
                                                                ----------    ----------

                 See Accompanying Notes to Financial Statements.

                                     III-7

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

Hong Kong
   Telecommunication Services
     China Unicom Ltd. Adr                                455   $    6,880         0.00%
                                                                ----------    ----------
   Total Telecommunication Services                             $    6,880         0.00%
                                                                ----------    ----------

Ireland
   Financials
     Allied Irish Banks Plc Adr                           495   $    8,138         0.00%
                                                                ----------    ----------
   Total Financials                                             $    8,138         0.00%
                                                                ----------    ----------
   Industrials
     Ryanair Holdings Plc Adr *                           909   $   20,389         0.01%
                                                                ----------    ----------
   Total Industrials                                            $   20,389         0.01%
                                                                ----------    ----------

Total Ireland                                                   $   28,527         0.01%
                                                                ----------    ----------

Italy
   Energy
     Eni Spa Adr                                          202   $   10,696         0.01%
                                                                ----------    ----------
   Total Energy                                                 $   10,696         0.01%
                                                                ----------    ----------

Japan
   Consumer Discretionary
     Aisan Industry                                     3,900   $   23,253         0.01%
     Aoki Holdings                                        500   $    5,049         0.00%
     Aoyama Trading                                     8,200   $  107,438         0.05%
     Aruze                                                700   $   14,934         0.01%
     Daiichikosho                                         700   $    7,121         0.00%
     Fast Retailing                                       200   $   19,875         0.01%
     Fuji Heavy Ind                                     2,000   $    9,815         0.00%
     Futaba Industrial                                  5,000   $   61,273         0.03%
     H2O Retailing Corp                                 1,000   $    5,981         0.00%
     Hikari Tsushin                                       200   $    4,173         0.00%
     Honda Motor                                          707   $   21,288         0.01%
     Imasen Electric                                      800   $    7,287         0.00%
     Isuzu Motors                                       2,000   $    5,350         0.00%
     Kanto Auto Works                                   3,100   $   37,113         0.02%
     Kayaba Industries                                  5,000   $   13,517         0.01%
     Keihin Corp.                                       5,500   $   62,323         0.03%
     Kohnan Shoji                                         800   $   11,740         0.01%
     Koito                                              5,000   $   45,495         0.02%
     Kurabo Industries                                  1,000   $    1,724         0.00%
     Look                                               1,000   $    1,149         0.00%
     Matsushita Electric Industrial                     7,541   $  130,686         0.06%
     Mitsuba                                            8,000   $   42,198         0.02%
     Mizuno                                             4,000   $   18,688         0.01%
     Nissan Shatai                                      1,000   $    6,556         0.00%

                 See Accompanying Notes to Financial Statements.

                                     III-8

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

     Panasonic Corporation                              2,000   $   33,815         0.02%
     Parco                                                800   $    8,340         0.00%
     Press Kogyo                                       10,000   $   26,657         0.01%
     Roland                                             2,900   $   36,631         0.02%
     Royal Holdings                                       200   $    1,771         0.00%
     S'Tomo Rubber Ind                                  8,800   $   76,424         0.04%
     Shimachu                                             600   $   13,338         0.01%
     Shimano                                            7,100   $  241,426         0.12%
     Stanley Electric                                   1,900   $   27,239         0.01%
     Tachi                                              1,600   $   13,790         0.01%
     Topre                                                200   $    1,343         0.00%
     Toyoda Gosei                                       2,700   $   44,506         0.02%
     Toyota Auto Body                                     100   $    1,771         0.00%
     USS Co.Ltd.                                          700   $   44,440         0.02%
     Xebio                                                400   $    7,611         0.00%
     Yamada Denki                                         690   $   51,410         0.02%
     Yokohama Rubber                                   16,000   $   84,548         0.04%
     Yoshimoto Kogyo                                    1,500   $   14,341         0.01%
                                                                ----------    ----------
   Total Consumer Discretionary                                 $1,393,427         0.65%
                                                                ----------    ----------

   Consumer Staples
     Arcs                                               1,000   $   12,245         0.01%
     Coca West Holdings                                 1,900   $   42,684         0.02%
     Familymart                                           200   $    8,421         0.00%
     Fuji Oil                                           1,500   $   16,898         0.01%
     Heiwado                                              200   $    2,842         0.00%
     House Foods                                        1,000   $   14,581         0.01%
     Izumiya                                            1,000   $    5,411         0.00%
     Japan Tobacco                                         11   $   40,823         0.02%
     Kirin Holdings                                     5,000   $   64,852         0.03%
     Lawson                                               900   $   41,370         0.02%
     Meiji Seika                                        1,000   $    4,502         0.00%
     Ministop                                           4,900   $   88,283         0.04%
     Nisshin Oillio                                     4,000   $   21,099         0.01%
     Nisshin Seifun Gr                                  3,500   $   46,319         0.02%
     NPN Meat Packers                                   2,000   $   29,840         0.01%
     Oenon Hdgs                                        15,000   $   45,354         0.02%
     QP                                                 5,700   $   52,777         0.03%
     Takara Holdings                                    1,000   $    6,895         0.00%
     Tohto Suisan                                       2,000   $    2,863         0.00%
     Toyo Suisan                                        5,000   $  125,277         0.06%
     Uni-Charm                                            600   $   45,778         0.02%
                                                                ----------    ----------
   Total Consumer Staples                                       $  719,114         0.33%
                                                                ----------    ----------
   Energy
     Showa Shell Sekiy                                  5,900   $   56,352         0.03%
                                                                ----------    ----------
   Total Energy                                                 $   56,352         0.03%
                                                                ----------    ----------

                 See Accompanying Notes to Financial Statements.

                                     III-9

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

   Financials
     77 Bank                                            3,000   $   14,694         0.01%
     Aioi Insurance                                     4,000   $   19,178         0.01%
     Akita Bank                                         2,000   $    7,535         0.00%
     Bank Of Kyoto                                      1,000   $    9,890         0.00%
     Century Leasing                                    1,100   $    9,273         0.00%
     Daibiru                                            2,200   $   16,267         0.01%
     Eighteenth Bank                                    3,000   $    7,658         0.00%
     Fuji F&M Ins                                       1,000   $    2,242         0.00%
     Gunma Bank                                         2,000   $   11,152         0.01%
     Hachijuni Bank                                     6,000   $   31,140         0.01%
     Heiwa Real Estate                                  4,000   $   13,941         0.01%
     Higashi Nippon                                    10,000   $   26,562         0.01%
     Hitachi Capital                                    3,700   $   43,843         0.02%
     Hokuetsu Bank                                      2,000   $    4,069         0.00%
     Hokuhoku                                          39,000   $   83,756         0.04%
     Iyo Bank                                           3,000   $   32,157         0.02%
     Kagoshima Bank                                     1,000   $    6,754         0.00%
     Kansai Urban Banking                               5,000   $    7,488         0.00%
     Mie Bank                                           1,000   $    3,984         0.00%
     Musashino Bank                                       500   $   14,176         0.01%
     Nipponkoa Ind                                      6,000   $   32,553         0.02%
     Nissay Dowa                                       13,000   $   70,042         0.03%
     Ogaki Kyoritsu Bank                                1,000   $    5,218         0.00%
     Promise                                              300   $    5,694         0.00%
     Ricoh Leasing                                      1,100   $   18,671         0.01%
     Shiga Bank                                         3,000   $   18,678         0.01%
     Shikoku Bank                                       2,000   $    6,270         0.00%
     SMFG                                                   3   $   17,802         0.01%
     Sompo Jpn                                          1,000   $    8,167         0.00%
     T&D Holdings                                         750   $   38,572         0.02%
     Toho Bank                                          1,000   $    3,843         0.00%
     Tokio Marine Holdings                              1,300   $   45,797         0.02%
     Toyo Securities                                    7,000   $   16,022         0.01%
     Yamagata Bank                                      2,000   $   11,115         0.01%
     Yamanashi Chuo Bank                                2,000   $    9,740         0.00%
                                                                ----------    ----------
   Total Financials                                             $  673,943         0.30%
                                                                ----------    ----------
   Health Care
     Aloka                                                800   $    7,897         0.00%
     Astellas Pharmacy                                    500   $   20,581         0.01%
     Bml                                                  400   $    6,782         0.00%
     Chugai Pharmacy                                    5,500   $   88,174         0.04%
     Eiken Chemical                                       300   $    2,122         0.00%
     Kissei Pharm                                       2,000   $   43,329         0.02%
     Miraca                                             1,000   $   19,215         0.01%
     Mochida Pharm                                      1,000   $   10,201         0.00%
     Nippon Shinyaku                                    3,000   $   28,258         0.01%

                 See Accompanying Notes to Financial Statements.

                                     III-10

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

     Suzuken                                              500   $   15,118         0.01%
     Taisho Pharm                                       4,000   $   78,180         0.04%
     Terumo                                             1,900   $   97,537         0.05%
                                                                ----------    ----------
   Total Health Care                                            $  417,394         0.19%
                                                                ----------    ----------
   Industrials
     Daiseki                                            3,800   $   99,505         0.05%
     Daiwa Industries                                   4,000   $   11,454         0.01%
     East Jpn Rail                                         26   $  192,493         0.09%
     Fanuc                                                200   $   14,581         0.01%
     Fuji Electric Holdings                             2,000   $    4,710         0.00%
     Hanwa                                              9,000   $   30,349         0.01%
     Hitachi Transsys                                   2,000   $   24,810         0.01%
     Ihi Corp                                          12,000   $   18,311         0.01%
     Inaba Denkisangyo                                    300   $    6,683         0.00%
     Itochu                                            13,000   $   76,164         0.04%
     Kandenko                                           3,000   $   16,955         0.01%
     Kato Works                                         1,000   $    2,279         0.00%
     Kintetsu Wrld Exp                                  1,000   $   16,267         0.01%
     Kitagawa Iron                                      2,000   $    3,033         0.00%
     Kokuyo                                             1,300   $   10,041         0.00%
     Kurita Water Ind                                     600   $   13,592         0.01%
     Kyudenko                                           2,000   $   11,492         0.01%
     M'Bishi Elec                                       1,000   $    6,509         0.00%
     Maeda                                              2,000   $    6,085         0.00%
     Marubeni                                           1,000   $    4,408         0.00%
     Mitsubishi Pencil                                    400   $    4,333         0.00%
     Nabtesco                                           5,000   $   39,373         0.02%
     Nachi Fujikoshi                                    8,000   $   20,647         0.01%
     Nippon Carbon                                      3,000   $    9,212         0.00%
     Nippon Konpo Unyu                                  1,000   $    9,231         0.00%
     Nippon Signal                                      1,900   $    8,232         0.00%
     Nishi-Nippon Railway                               1,000   $    3,325         0.00%
     Nitta                                              4,200   $   51,785         0.02%
     Nitto Elec Works                                     500   $    3,636         0.00%
     Noritake                                           2,000   $    6,424         0.00%
     Nsk                                                1,000   $    5,604         0.00%
     Obayashi                                          16,000   $   78,821         0.04%
     Oiles                                                700   $    8,387         0.00%
     Sanki Engineering                                  3,000   $   20,374         0.01%
     Sankyu                                             1,000   $    3,504         0.00%
     Secom                                              1,400   $   57,364         0.03%
     Sojitz                                               300   $      673         0.00%
     Sumikin Bussan                                     2,000   $    4,785         0.00%
     Takasago Termal                                    2,000   $   17,765         0.01%
     Tokyo Keiki Inc                                    1,000   $    1,705         0.00%
     Tokyu                                              5,000   $   23,454         0.01%
     Toppan Forms                                       1,700   $   16,765         0.01%

                 See Accompanying Notes to Financial Statements.

                                     III-11

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

     Toppan Printing                                    2,000   $   15,410         0.01%
     Toshiba Machine                                    1,000   $    3,382         0.00%
     Toyo Engineering                                   2,000   $    8,176         0.00%
     Toyota Tsusho                                      4,600   $   58,624         0.03%
     West Jpn Rail                                         30   $  127,726         0.06%
     Yamato Hldg                                        3,000   $   33,231         0.02%
     Yuken Kogyo                                        5,000   $    9,843         0.00%
     Yusen Air & Sea                                      700   $    8,809         0.00%
                                                                ----------    ----------
   Total Industrials                                            $1,230,321         0.55%
                                                                ----------    ----------
   Information Technology
     Axell                                                  2   $    6,123         0.00%
     Canon Inc.                                           303   $   11,438         0.01%
     Capcom                                               800   $   22,493         0.01%
     Citizen Holdings                                   2,700   $   18,387         0.01%
     Eizo Nanao                                           800   $   14,973         0.01%
     Fujitsu                                            2,000   $   10,983         0.01%
     Furuno Electric                                      300   $    2,555         0.00%
     Hakuto                                               700   $    5,407         0.00%
     Hitachi                                           17,000   $  114,972         0.05%
     Hitachi Infornation System                         1,600   $   29,720         0.01%
     Hitachi Maxell                                     2,600   $   27,405         0.01%
     Hitachi Software                                     800   $   13,858         0.01%
     Hitachi Systems & Services                           100   $    1,314         0.00%
     Hoshiden                                           1,300   $   18,147         0.01%
     Hudson Soft *                                      1,000   $   15,306         0.01%
     Icom                                                 900   $   17,718         0.01%
     Ines                                               7,100   $   27,219         0.01%
     Kaga Electronics                                     300   $    3,377         0.00%
     Koa                                                  200   $    1,078         0.00%
     Konami                                               400   $    9,815         0.00%
     Konica Minolta Holdings                            1,500   $   16,771         0.01%
     Maruwa Co.Ltd                                        100   $    1,098         0.00%
     Mimasu Semiconductor                                 800   $   10,376         0.00%
     NEC                                                2,000   $    8,289         0.00%
     Nec Fielding                                       2,200   $   20,722         0.01%
     Net One Systems                                        3   $    4,227         0.00%
     NSD                                                  800   $    6,413         0.00%
     NTT Data                                               3   $   11,699         0.01%
     Rohm                                                 400   $   21,514         0.01%
     Seiko Epson                                        1,900   $   43,220         0.02%
     Shimadzu                                           4,000   $   31,800         0.02%
     Sorun                                                600   $    2,662         0.00%
     Square Enix Holdings Co                            1,900   $   54,764         0.03%
     TKC                                                  100   $    1,564         0.00%
     Toshiba                                            1,000   $    4,248         0.00%
     Toshiba Tec                                        8,000   $   30,895         0.01%
     Works Applications                                    28   $   23,420         0.01%

                 See Accompanying Notes to Financial Statements.

                                     III-12

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

     Yahoo Jpn                                             20   $    6,349         0.00%
     Yamatake                                           2,000   $   31,442         0.01%
                                                                ----------    ----------
   Total Information Technology                                 $  703,761         0.31%
                                                                ----------    ----------
   Materials
     Air Water                                          6,000   $   58,833         0.03%
     Daido Steel                                        7,000   $   36,132         0.02%
     Fuji Seal                                            500   $    8,035         0.00%
     Hitachi Chemical                                   7,000   $   91,979         0.04%
     Hitachi Metals                                     5,000   $   58,353         0.03%
     Ishihara Sangyo *                                  8,000   $   10,550         0.01%
     JSP                                                  200   $    1,245         0.00%
     Kureha                                             1,000   $    5,369         0.00%
     Mitsui Mining                                      7,000   $   15,297         0.01%
     Mitubishi Paper                                   26,000   $   54,123         0.03%
     Neturen                                            1,300   $    8,045         0.00%
     Nifco                                                100   $    1,721         0.00%
     Nihon Parkerizing                                  2,000   $   22,154         0.01%
     Nippon Kayaku                                      3,000   $   17,718         0.01%
     Nippon Kinzoku                                     8,000   $   12,660         0.01%
     Nippon Paper                                          13   $   37,470         0.02%
     Nissan Chem Ind                                    3,000   $   26,873         0.01%
     Nisshin Steel                                     23,000   $   43,329         0.02%
     Shin-Etsu Polymer                                  1,600   $    7,701         0.00%
     Sumitomo Chemical                                  5,000   $   21,429         0.01%
     Takasago International                             2,000   $    9,495         0.00%
     Tenma                                                200   $    2,656         0.00%
     Toagosei                                          21,000   $   52,418         0.02%
     Tokyo Steel                                        5,900   $   63,299         0.03%
     Topy Industries                                    5,000   $   13,517         0.01%
     Tosoh                                              5,000   $   14,412         0.01%
     Toyo Ink Mfg                                       8,000   $   23,209         0.01%
     Toyo Seikan                                        6,400   $   96,333         0.05%
     Ube Industries                                    29,000   $   76,212         0.04%
     Yamato Kogyo                                         700   $   23,737         0.01%
     Yodogawa Steel                                     3,000   $   13,168         0.01%
                                                                ----------    ----------
   Total Materials                                              $  927,472         0.45%
                                                                ----------    ----------
   Telecommunication Services
     Softbank Corp                                      6,400   $   80,961         0.04%
                                                                ----------    ----------
   Total Telecommunication Services                             $   80,961         0.04%
                                                                ----------    ----------
   Utilities
     Chubu Ele                                          1,900   $   44,473         0.02%
     Hokuriku Electric                                  3,800   $   91,094         0.04%
     Okinawa Elextric                                     800   $   37,903         0.02%
     Tokyo Ele                                         11,200   $  272,958         0.13%

                 See Accompanying Notes to Financial Statements.

                                     III-13

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                ----------    ----------
   Total Utilities                                              $  446,428         0.21%
                                                                ----------    ----------

Total Japan                                                     $6,649,173         3.06%
                                                                ----------    ----------

Mexico
   Consumer Staples
     Fomento Economico Mexicano Sab De Cv               1,848   $   70,483         0.03%
                                                                ----------    ----------
   Total Consumer Staples                                       $   70,483         0.03%
                                                                ----------    ----------

   Materials
     Cemex S.A.B. De C.V. Adr                              31   $      534         0.00%
                                                                ----------    ----------
   Total Materials                                              $      534         0.00%
                                                                ----------    ----------

Total Mexico                                                    $   71,017         0.03%
                                                                ----------    ----------

Netherlands
   Energy
     Core Laboratories                                    202   $   20,467         0.01%
                                                                ----------    ----------
   Total Energy                                                 $   20,467         0.01%
                                                                ----------    ----------

People's Republic Of China
   Consumer Discretionary
     Ctrip.Com International Ltd. Adr                     101   $    3,900         0.00%
                                                                ----------    ----------
   Total Consumer Discretionary                                 $    3,900         0.00%
                                                                ----------    ----------

   Energy
     China Petroleum & Chem Adr                           303   $   23,734         0.01%
                                                                ----------    ----------
   Total Energy                                                 $   23,734         0.01%
                                                                ----------    ----------

Total People's Republic Of China                                $   27,634         0.01%
                                                                ----------    ----------

Switzerland
   Health Care
     Alcon Inc.                                           758   $  122,425         0.06%
                                                                ----------    ----------
   Total Health Care                                            $  122,425         0.06%
                                                                ----------    ----------
   Materials
     Syngenta Ag Adr                                      455   $   19,256         0.01%
                                                                ----------    ----------
   Total Materials                                              $   19,256         0.01%
                                                                ----------    ----------

Total Switzerland                                               $  141,681         0.07%
                                                                ----------    ----------

Total Common Stocks (Non-United States)
   (cost - $7,773,853)                                          $7,417,101         3.39%
                                                                ----------    ----------

                 See Accompanying Notes to Financial Statements.

                                     III-14

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)



























                 See Accompanying Notes to Financial Statements.

                                     III-15

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)


United States Government Securities**
-------------------------------------

                                                                                  % of Net
 Maturity      Maturity                                               Value         Asset
Face Value       Date                    Description                   ($)          Value
------------  ----------  ---------------------------------------  ------------  ----------
$10,000,000   10/16/2008             U.S. Treasury Bills
  (cost, including accrued interest, - $9,998,993)                 $  9,998,993       4.76%
                                                                   ------------  ----------


Total investment securities
       (cost - $27,228,794)                                        $ 26,680,517      12.48%
                                                                   ============  ==========


PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS
-----------------------------------------------

                                                                                                         % of Net
                    Expiry           Market               Strike                               Value      Asset
Counterparty         Date           Put/Call              Price       Amount      Currency      ($)       Value
-------------  --------------  ----------------------  ----------   ---------  ------------- ---------  ---------
ABN AMRO          10/01/2008   EUR Call / GBP Put          0.7955     500,000        EUR      $    608     0.00%
ABN AMRO          10/01/2008   EUR Put / JPY Call        149.9500     380,000        EUR      $  3,399     0.00%
ABN AMRO          10/01/2008   USD Call / CHF Put          1.1185     490,000        USD      $  3,944     0.00%
ABN AMRO          10/01/2008   USD Put / JPY Call        105.5500     170,000        USD      $    422     0.00%
ABN AMRO          10/02/2008   USD Call / CHF Put          1.0915     360,000        USD      $ 10,573     0.01%
ABN AMRO          10/02/2008   USD Put / JPY Call        104.4000     170,000        USD      $    342     0.00%
ABN AMRO          10/03/2008   USD Call / CHF Put          1.1225     190,000        USD      $  1,824     0.00%
ABN AMRO          10/03/2008   USD Put / JPY Call        107.4500     150,000        USD      $  2,244     0.00%
ABN AMRO          10/07/2008   USD Put / JPY Call        105.3500     190,000        USD      $  1,543     0.00%
ABN AMRO          10/08/2008   EUR Put / USD Call          1.4665     200,000        EUR      $ 12,086     0.01%
ABN AMRO          10/08/2008   USD Call / CHF Put          1.0870     170,000        USD      $  6,004     0.00%

    Purchased options on forward currency contracts                                           --------  --------
    (premiums paid- $43,270)                                                                  $ 42,989     0.02%
                                                                                              ========  ========

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS
---------------------------------------------

                 See Accompanying Notes to Financial Statements.

                                     III-16

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                                         % of Net
                    Expiry           Market               Strike                               Value      Asset
Counterparty         Date           Put/Call              Price       Amount     Currency       ($)       Value
-------------  --------------  ----------------------  ----------   ---------  ------------ ----------  ---------
ABN AMRO          10/01/2008   EUR Call / GBP Put          0.8170   2,510,000      EUR      $      (1)       0.00%
ABN AMRO          10/01/2008   EUR Put / JPY Call        141.9500   1,880,000      EUR      $     (85)       0.00%
ABN AMRO          10/01/2008   USD Call / CHF Put          1.1610   2,440,000      USD      $     (66)       0.00%
ABN AMRO          10/01/2008   USD Put / JPY Call        100.2500     870,000      USD      $      (4)       0.00%
ABN AMRO          10/02/2008   USD Call / CHF Put          1.1415   1,800,000      USD      $  (3,611)       0.00%
ABN AMRO          10/02/2008   USD Put / JPY Call         98.1500     870,000      USD      $      (8)       0.00%
ABN AMRO          10/03/2008   USD Call / CHF Put          1.1695     930,000      USD      $    (334)       0.00%
ABN AMRO          10/03/2008   USD Put / JPY Call        101.8000     750,000      USD      $    (533)       0.00%
ABN AMRO          10/07/2008   USD Put / JPY Call         99.7000     970,000      USD      $    (692)       0.00%
ABN AMRO          10/08/2008   EUR Put / USD Call          1.4110     990,000      EUR      $ (18,914)      (0.01)%
ABN AMRO          10/08/2008   USD Call / CHF Put          1.1285     860,000      USD      $  (9,046)       0.00%
                                                                                            ----------      ------

    Total options written on forward currency contracts                                     ----------      ------
    (premiums received- $27,105)                                                            $ (33,294)      (0.01)%
                                                                                            ==========      ======

FUTURES CONTRACTS PURCHASED
---------------------------

                                                                                                         % of Net
                                                                             No. of           Value        Asset
Sector              Contract            Expiration        Exchange          Contracts          ($)         Value
--------- ------------------------- ------------------ --------------  ------------------- ------------  ---------
Energy
          GAS OIL                         Nov-08             ICE                     38    $ (198,100)     (0.09)%
          LIGHT CRUDE                     Nov-08             NYM                     41    $ (134,300)     (0.06)%
                                                                                           ----------    ---------
Total energy                                                                               $ (332,400)     (0.15)%
                                                                                           ----------    ---------

Metals
          COPPER                          Dec-08             LME                     14    $ (114,096)     (0.05)%
          ZINC                            Dec-08             LME                     12    $   (7,437)      0.00%
                                                                                           ----------    ---------
Total metals                                                                               $ (121,533)     (0.05)%
                                                                                           ----------    ---------

Stock indicies
          CAC 40                          Oct-08          EURONEXT                   31    $  (21,610)     (0.01)%
          DAX                             Dec-08            EUREX                     8    $  (68,531)     (0.03)%
          FTSE 100                        Dec-08            LIFFE                    49    $  (66,509)     (0.03)%
          HANG SENG                       Oct-08             HKF                     48    $ (317,247)     (0.15)%
          IBEX 35                         Oct-08          MEFF-RV                     9    $  (33,905)     (0.02)%


                 See Accompanying Notes to Financial Statements.

                                     III-17

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

          MINI S&P 500                    Dec-08             CME                     11    $  (43,650)     (0.02)%
                                                                                           ----------    ---------
Total stock indicies                                                                       $ (551,452)     (0.26)%
                                                                                           ----------    ---------

Short-term interest rates
          CANADIAN BANKERS
          ACCEPTANCE                      Mar-09             ME                      34    $  (32,987)     (0.02)%
          EURODOLLARS                     Jun-09             CME                    108    $  (29,138)     (0.01)%
                                                                                           ----------    ---------
Total short-term interest rates                                                            $  (62,125)     (0.03)%
                                                                                           ----------    ---------
Long-term interest rates
          AUSTRALIAN 10-YEAR T-BOND       Dec-08             SFE                    115    $  147,317       0.07%
          AUSTRALIAN 3-YEAR T-BOND        Dec-08             SFE                    253    $  164,585       0.08%
          CANADIAN GOVERNMENT
          BOND                            Dec-08             ME                      69    $ (112,306)     (0.05)%
          EURO-BUND                       Dec-08            EUREX                    89    $  116,847       0.06%
          EURO-BOBL                       Dec-08            EUREX                   161    $  166,095       0.08%
          U.S. 5 YEAR NOTE                Dec-08            CBOT                    329    $   56,149       0.03%
          U.S. 10 YEAR NOTE               Dec-08            CBOT                    501    $ (520,049)     (0.25)%
          LONG GILT                       Dec-08            LIFFE                    44    $   75,368       0.04%
          MINI JAPANESE GOVERNMENT
          BOND                            Dec-08            SIMEX                    65    $   (1,176)      0.00%
          U.S. T-BOND                     Dec-08            CBOT                    102    $  (18,531)     (0.01)%
          U.S. 2 YEAR NOTE                Dec-08            CBOT                     25    $   32,063       0.02%
                                                                                           ----------    ---------
Total long-term interest rates                                                             $  106,362       0.07%
                                                                                           ----------    ---------

    Net unrealized loss on futures contracts purchased                                     $ (961,148)     (0.42)%
                                                                                           ----------    ---------

FUTURES CONTRACTS SOLD
----------------------

                                                                                                         % of Net
                                                                             No. of           Value        Asset
Sector              Contract            Expiration        Exchange          Contracts          ($)         Value
--------- ------------------------- ------------------ --------------  ------------------- ------------  ---------
Energy
          BRENT CRUDE                     Nov-08             ICE                      2    $    5,860        0.00%
          RBOB UNLEADED GAS               Nov-08             NYM                      6    $   45,436        0.02%
          NATURAL GAS                     Nov-08             NYM                     44    $  287,560        0.14%
                                                                                           ----------    ---------
Total energy                                                                               $  338,856        0.16%
                                                                                           ----------    ---------

Metals

                 See Accompanying Notes to Financial Statements.

                                     III-18

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

          COPPER                          Dec-08             LME                     24   $   288,825      0.14%
          GOLD                            Dec-08            COMEX                    28   $  (193,110)    (0.09)%
          ZINC                            Dec-08             LME                     32   $    42,863      0.02%
                                                                                          -----------    -------
Total metals                                                                              $   138,578      0.07%
                                                                                          -----------    -------

Stock indicies
          MINI NASDAQ                     Dec-08             CME                    185   $   575,966      0.27%
          MSCI TAIWAN                     Oct-08             SGX                    110   $   196,630      0.09%
          NIKKEI 225                      Dec-08             SGX                    189   $   713,039      0.34%
          SPI 200                         Dec-08             SFE                     49   $    69,245      0.03%
          STOXX 50                        Dec-08            EUREX                   207   $   167,757      0.08%
                                                                                          -----------    -------
Total stock indicies                                                                      $ 1,722,637      0.81%
                                                                                          -----------    -------

Short-term interest rates
          90 DAY BANK BILLS               Dec-08             SFE                    104   $   (48,026)    (0.02)%
          3-MONTH EURIBOR                 Jun-09            LIFFE                   630   $  (886,138)    (0.42)%
          EUROSWISS                       Dec-08            LIFFE                   398   $    16,282      0.01%
          SHORT STERLING                  Jun-09            LIFFE                   203   $   (28,405)    (0.01)%
                                                                                          -----------    -------
Total short-term interest rates                                                           $  (946,287)    (0.44)%
                                                                                          -----------    -------

Long-term interest rates
          EURO-SCHATZ                     Dec-08            LIFFE                   932   $  (868,055)    (0.41)%
                                                                                          -----------    -------
Total long-term interest rates                                                            $  (868,055)    (0.41)%
                                                                                          -----------    -------

   Net unrealized gain on futures contracts sold                                          $   385,729      0.19%
                                                                                          -----------    -------
     Net unrealized loss on futures contracts                                             $  (575,419)    (0.23)%
                                                                                          ===========    =======

LONG FORWARD CURRENCY CONTRACTS
-------------------------------

                                                                                        % of Net
                 Maturity                                                Value            Asset
Counterparty       Date             Amount             Currency            ($)            Value
------------- --------------- ----------------- --------------------- --------------- -------------
ABN AMRO        12/17/2008         128,000,000    Australian Dollar    $(1,043,318)      (0.50)%
ABN AMRO        12/17/2008         128,200,204      British Pound      $  (794,339)      (0.38)%
ABN AMRO        12/17/2008         191,698,079     Canadian Dollar     $   285,286        0.14%
ABN AMRO        12/17/2008         191,495,000           Euro          $(1,137,017)      (0.54)%
ABN AMRO        12/17/2008      20,268,391,508       Japanese Yen      $  (144,678)      (0.07)%
ABN AMRO        12/17/2008         726,500,000       Mexican Peso      $(1,107,442)      (0.53)%

                 See Accompanying Notes to Financial Statements.

                                     III-19

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

ABN AMRO        12/17/2008          82,200,000    New Zealand Dollar   $  (121,281)      (0.06)%
ABN AMRO        12/17/2008          99,620,000     Singapore Dollar    $   (62,044)      (0.03)%
ABN AMRO        12/17/2008         112,000,000    South African Rand   $   (16,635)      (0.01)%
ABN AMRO        12/17/2008         176,353,910        Swiss Fran       $  (899,687)      (0.43)%
                                                                       -----------       -------
    Net unrealized loss on long forward currency contracts             $(5,041,155)      (2.41)%
                                                                       -----------       -------

SHORT FORWARD CURRENCY CONTRACTS
--------------------------------

                                                                                        % of Net
                 Maturity                                                Value            Asset
Counterparty       Date             Amount             Currency            ($)            Value
------------- --------------- ----------------- --------------------- --------------- -------------
ABN AMRO        12/17/2008         125,000,000    Australian Dollar    $   462,015        0.22%
ABN AMRO        12/17/2008         137,824,986       British Pound     $  (646,009)      (0.31)%
ABN AMRO        12/17/2008         141,298,292      Canadian Dollar    $   201,877        0.10%
ABN AMRO        12/17/2008         211,415,000           Euro          $ 1,341,768        0.64%
ABN AMRO        12/17/2008      22,364,893,681       Japanese Yen      $(2,078,375)      (0.99)%
ABN AMRO        12/17/2008         599,500,000       Mexican Peso      $   141,840        0.07%
ABN AMRO        12/17/2008          83,600,000    New Zealand Dollar   $    86,169        0.04%
ABN AMRO        12/17/2008          98,600,000     Singapore Dollar    $   213,207        0.10%
ABN AMRO        12/17/2008         116,000,000    South African Rand   $    19,433        0.01%
ABN AMRO        12/17/2008         199,118,135        Swiss Fran       $   491,851        0.23%
                                                                       -----------       -------
    Net unrealized gain on short forward currency contracts            $   233,776        0.11%
                                                                       -----------       -------

        Net unrealized loss on forward contracts                       $(4,807,379)      (2.30)%
                                                                       ===========       =======

                 See Accompanying Notes to Financial Statements.

                                     III-20

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

INVESTMENT SECURITIES SOLD SHORT
--------------------------------

                                                                                     % of Net
                                                                                       Asset
                                                          Shares      Value ($)        Value
                                                       -----------   -----------    -----------
Common Stocks (United States)
-----------------------------
   Consumer Discretionary
       99 Cents Only Stores ***                             33,276   $   365,038          0.17%
       Amazon Inc.***                                          253   $    18,408          0.01%
       American Eagle Outfitters Inc.                        3,083   $    47,016          0.02%
       American Greetings Corp. Cl A                         3,233   $    49,433          0.02%
       Asbury Automotive Group Inc                           1,405   $    16,186          0.01%
       Bed Bath Beyond Inc.***                                 201   $     6,313          0.00%
       Big Lots Inc.***                                        657   $    18,284          0.01%
       Career Ed Corp.***                                    1,962   $    32,079          0.02%
       Carter Holdings Inc.***                               1,466   $    28,924          0.01%
       Cbrl Group Inc.                                       1,025   $    26,958          0.01%
       Collective Brands Inc. ***                            2,726   $    49,913          0.02%
       Dick'S Sporting Goods ***                               252   $     4,934          0.00%
       Directv Group Inc.***                                 2,375   $    62,178          0.03%
       Gentex Corp                                           2,057   $    29,415          0.01%
       Harman International Industries                       2,222   $    75,704          0.04%
       ITT Educational Services Inc. ***                       455   $    36,814          0.02%
       Jarden Corp.***                                       1,688   $    39,584          0.02%
       JC Penney Co Inc.                                     1,574   $    52,477          0.02%
       Johnson Ctls Inc                                      2,013   $    61,054          0.03%
       Kohls Corp.***                                          657   $    30,275          0.01%
       Limited Brands Inc.                                     656   $    11,362          0.01%
       Macys Inc.                                            1,061   $    19,077          0.01%
       Marriott International Inc                            4,599   $   119,988          0.06%
       Pacific Sunwear Calif Inc. ***                          858   $     5,774          0.00%
       Penske Automotive Group Inc.                          2,575   $    29,535          0.01%
       Pep Boys-Manny Moe & Jack                             1,553   $     9,598          0.00%
       Petsmart Inc.                                         1,718   $    42,452          0.02%
       Red Robin Gourmet Burgers Inc.***                       252   $     6,754          0.00%
       Sherwin Williams Co.                                  1,855   $   106,032          0.05%
       Skechers USA Inc. Cl A ***                            3,081   $    51,853          0.02%
       Stage Stores Inc.                                     3,659   $    49,982          0.02%
       Starwood Hotels & Resorts                             1,364   $    38,383          0.02%
       Target Corp.                                            353   $    17,315          0.01%
       Timberland Co. Cl A ***                               1,263   $    21,938          0.01%
       VF Corp.                                                404   $    31,233          0.01%
       Walt Disney Company                                   1,415   $    43,426          0.02%
       Weight Watchers Intl Inc.                               656   $    24,010          0.01%
       Wolverine World Wide Inc.                               202   $     5,345          0.00%
                                                                     -----------    -----------
   Total Consumer Discretionary                                      $ 1,685,044          0.76%
                                                                     -----------    -----------

                 See Accompanying Notes to Financial Statements.

                                     III-21

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

   Consumer Staples
       Caseys Gen Stores Inc.                                6,393   $   192,877          0.09%
       JM Smucker Co.                                        2,624   $   133,011          0.06%
       Kellogg Co.                                             808   $    45,329          0.02%
       Kimberly-Clark Corp.                                  1,464   $    94,926          0.05%
       Nash Finch Co.                                          717   $    30,917          0.01%
       Ralcorp Holdings Inc. ***                             3,868   $   260,742          0.12%
       Ruddick Corp.                                           152   $     4,932          0.00%
       Tyson Foods Inc. Cl A                                   844   $    10,077          0.00%
       United National Foods Inc.***                         4,868   $   121,651          0.06%
                                                                     -----------    -----------
   Total Consumer Staples                                            $   894,462          0.41%
                                                                     -----------    -----------

   Energy
       Anadarko Pete Corp.                                     246   $    11,933          0.01%
       Apache Corp.                                             99   $    10,324          0.00%
       Arena Res Inc.***                                       152   $     5,905          0.00%
       Berry Pete Co. Cl A                                     202   $     7,823          0.00%
       BJ Services Co.                                         454   $     8,685          0.00%
       Carbo Ceramics Inc.                                     455   $    23,483          0.01%
       Carrizo Oil & Gas Inc.***                               246   $     8,922          0.00%
       Chevron Corporation                                     455   $    37,528          0.02%
       Cimarex Energy Co.                                      303   $    14,820          0.01%
       Dawson Geophysical Co.***                               434   $    20,263          0.01%
       Denbury Resources Holdings Inc.***                      505   $     9,615          0.00%
       Devon Energy Corp.                                      149   $    13,589          0.01%
       El Paso Corp                                          1,869   $    23,848          0.01%
       Ensco International Inc.                                455   $    26,222          0.01%
       Eog Res Inc.                                            151   $    13,508          0.01%
       Exxon Mobil Corp.                                     1,162   $    90,241          0.04%
       Forest Oil Corp.***                                     455   $    22,568          0.01%
       Helix Energy Solutions Group I ***                    1,869   $    45,379          0.02%
       Hess Corp.                                              303   $    24,870          0.01%
       Holly Corp.                                             202   $     5,842          0.00%
       Key Energy Services Inc. ***                          2,747   $    31,865          0.02%
       Murphy Oil Corp.                                        404   $    25,913          0.01%
       Natco Group Inc.***                                     511   $    20,532          0.01%
       Newfield Expl Co.***                                    455   $    14,555          0.01%
       Occidental Pete Corp                                    202   $    14,231          0.01%
       Oil Sts International Inc. ***                          600   $    21,210          0.01%
       Parker Drilling Co.***                                3,685   $    29,554          0.01%
       Patterson-Uti Energy Inc.                               455   $     9,109          0.00%
       Plains Exploration & Production ***                     607   $    21,342          0.01%
       Rowan Cos Inc.                                          960   $    29,328          0.01%
       Schlumberger                                            303   $    23,661          0.01%
       Seacor Holdings Inc.***                                 505   $    39,870          0.02%
       Smith International Inc.                                606   $    35,536          0.02%
       Southern Union Co.                                      192   $     3,965          0.00%
       Southwestern Energy Co.***                              603   $    18,416          0.01%

                 See Accompanying Notes to Financial Statements.

                                     III-22

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

       Superior Energy Svcs Inc. ***                           808   $    25,161          0.01%
       Swift Energy Co.***                                     148   $     5,726          0.00%
       Teekay Corp.                                            858   $    22,634          0.01%
       Tesoro Corp.                                          1,611   $    26,565          0.01%
       Tidewater Inc.                                          592   $    32,773          0.02%
       Whiting Petroleum Corp.***                              252   $    17,958          0.01%
       Williams Companies Inc.                                 942   $    22,278          0.01%
       World Fuel Svcs Corp.                                   269   $     6,195          0.00%
                                                                     -----------    -----------
   Total Energy                                                      $   923,745          0.41%
                                                                     -----------    -----------

   Financials
       Brown & Brown Inc.                                    2,034   $    43,975          0.02%
       Capital One Finl Corp                                   144   $     7,344          0.00%
       Delphi Finl Group Inc. Cl A                             100   $     2,804          0.00%
       Forest City Enterprises Inc. Cl A                     1,747   $    53,580          0.03%
       Franklin Resources Inc.                                  94   $     8,284          0.00%
       Jones Lang Lasalle Inc.                                 615   $    26,740          0.01%
       Pnc Financial Services Group                            194   $    14,492          0.01%
       Susquehanna Bancshares Inc.                             195   $     3,806          0.00%
       Wintrust Finincial Corp.                                632   $    18,549          0.01%
                                                                     -----------    -----------
   Total Financials                                                  $   179,574          0.08%
                                                                     -----------    -----------

   Health Care
       Affymetrix Inc. ***                                   3,337   $    25,828          0.01%
       Alexion Pharmaceuticals Inc.***                         636   $    24,995          0.01%
       Alkermes Inc.***                                      4,928   $    65,542          0.03%
       Allscripts Healthcare Solution ***                    2,864   $    35,628          0.02%
       Biomarin Pharmaceutical Inc. ***                        808   $    21,404          0.01%
       Celgene Corp.***                                        404   $    25,565          0.01%
       Cooper Cos Inc.                                       4,140   $   143,906          0.07%
       Dionex Corp.***                                          73   $     4,639          0.00%
       Exelixis Inc.***                                      2,527   $    15,364          0.01%
       Forest Laboratories Inc. ***                          1,212   $    34,275          0.02%
       Hill-Rom Holdings                                     2,325   $    70,471          0.03%
       Idexx Labs Inc.***                                      101   $     5,535          0.00%
       IMS Health Inc.                                       1,768   $    33,433          0.02%
       Medarex Inc.***                                       1,891   $    12,235          0.01%
       Medicis Pharmaceutical Corp. Cl A                     3,333   $    49,695          0.02%
       Meridian Bioscience Inc.                              4,241   $   123,159          0.06%
       Phase Forward ***                                       348   $     7,277          0.00%
       Pss World Med Inc. ***                                3,799   $    74,081          0.04%
       Regeneron Pharmaceuticals Inc.***                       373   $     8,143          0.00%
       Rigel Pharmaceuticals Inc.***                           455   $    10,624          0.01%
       Sunrise Senior Living Inc.***                           752   $    10,370          0.00%
       Teleflex Inc.                                           782   $    49,649          0.02%
       Varian Inc.***                                          758   $    32,518          0.02%
                                                                     -----------    -----------
   Total Health Care                                                 $   884,336          0.42%
                                                                     -----------    -----------

                 See Accompanying Notes to Financial Statements.

                                     III-23

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

   Industrials
       Acuity Brands Inc.                                      909   $    37,960          0.02%
       Ameron Intl Corp                                        100   $     7,165          0.00%
       Apogee Enterprises Inc.                               3,417   $    51,358          0.02%
       Astec Inds Inc.***                                      670   $    20,656          0.01%
       Avery Dennison Corp.                                  1,776   $    78,996          0.04%
       Baldor Electric Co.                                   1,667   $    48,026          0.02%
       Barnes Group Inc.                                     1,259   $    25,457          0.01%
       Boeing                                                  447   $    25,635          0.01%
       Caterpillar Inc                                         202   $    12,039          0.01%
       Cenveo Inc.***                                        2,557   $    19,663          0.01%
       Ceradyne Inc.***                                        945   $    34,644          0.02%
       Cintas Corp.                                          2,070   $    59,430          0.03%
       Con-Way Inc.                                          1,499   $    66,121          0.03%
       Consolidated Graphics Inc.***                         1,101   $    33,393          0.02%
       Continental Airlines Inc. Cl B ***                    3,081   $    51,391          0.02%
       Donnelley R R & Sons Co.                              2,375   $    58,259          0.03%
       Dynamic Materials Corp.                               1,381   $    32,053          0.02%
       Emcor Group Inc.***                                     179   $     4,711          0.00%
       Energy Conversion Devices Inc.***                       354   $    20,621          0.01%
       Esco Technologies Inc. ***                            2,868   $   138,152          0.07%
       Fedex Corp.                                             858   $    67,816          0.03%
       Fluor Corp.                                             253   $    14,092          0.01%
       Gardner Denver Inc.***                                1,263   $    43,851          0.02%
       General Cable Corp.***                                  404   $    14,395          0.01%
       General Electric Co.                                    303   $     7,727          0.00%
       Genesee & Wyo Inc. Cl A .***                            151   $     5,666          0.00%
       Geo Group Inc.***                                       757   $    15,299          0.01%
       Granite Construction Inc.                             1,111   $    39,796          0.02%
       Greenbrier Cos Inc.                                   3,443   $    67,173          0.03%
       Heidrick & Struggles Intl Inc.                          491   $    14,804          0.01%
       Ingersoll Rand Co.                                      960   $    29,923          0.01%
       Kaydon Corp.                                            151   $     6,804          0.00%
       Korn / Ferry Intl ***                                 1,692   $    30,151          0.01%
       LB Foster Co. Cl A ***                                  209   $     6,358          0.00%
       Lockheed Martin Corp.                                   404   $    44,307          0.02%
       Manpower Inc Wis                                        493   $    21,278          0.01%
       Mine Safety Appliances Co.                            1,665   $    63,470          0.03%
       Mobile Mini Inc.***                                     646   $    12,487          0.01%
       Monster Worldwide Inc.***                             1,414   $    21,083          0.01%
       Mps Group Inc. ***                                      858   $     8,649          0.00%
       Navigant Consulting Co.***                            1,314   $    26,135          0.01%
       Oshkosh Truck Corp.                                   4,043   $    53,206          0.03%
       Paccar Inc.                                           1,817   $    69,391          0.03%
       Perini Corp.***                                         151   $     3,894          0.00%
       Quanta Svcs Inc.***                                     339   $     9,156          0.00%
       Regal-Beloit Corp.                                      272   $    11,565          0.01%
       Robert Half International Inc.                        1,161   $    28,735          0.01%
       Rockwell Automation Inc.                              1,767   $    65,980          0.03%

                 See Accompanying Notes to Financial Statements.

                                     III-24

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

       Rockwell Collins Inc.                                 2,477   $   119,119          0.06%
       Steelcase Inc. Cl A                                   4,748   $    51,041          0.02%
       Terex Corp.***                                          368   $    11,231          0.01%
       Textron Inc.                                            202   $     5,915          0.00%
       Toro Co.                                              2,642   $   109,115          0.05%
       Trueblue Inc.***                                      1,423   $    22,996          0.01%
       United Parcel Service Inc. Cl B                         607   $    38,174          0.02%
       United Rentals Inc.***                                2,920   $    44,501          0.02%
       United Stationers Inc.***                               968   $    46,299          0.02%
       United Technologies Corp                              1,465   $    87,988          0.04%
                                                                     -----------    -----------
   Total Industrials                                                 $ 2,165,300          1.01%
                                                                     -----------    -----------

   Information Technology
       ACI Worldwide Inc. ***                                  808   $    14,156          0.01%
       Advanced Energy Industries Inc. ***                   2,710   $    37,073          0.02%
       Affiliated Computer Services Inc. Cl A ***              757   $    38,327          0.02%
       Ariba Inc.***                                         2,072   $    29,277          0.01%
       Arris Group Inc.***                                   2,422   $    18,722          0.01%
       Arrow Electrics Inc. ***                                302   $     7,918          0.00%
       Atmi Inc.***                                          1,667   $    29,973          0.01%
       Avnet Inc.***                                         2,929   $    72,141          0.03%
       Benchmark Electrics Inc.***                           3,540   $    49,843          0.02%
       Blackboard Inc.***                                      698   $    28,122          0.01%
       Broadcom Corp. Cl A ***                               2,475   $    46,109          0.02%
       Cadence Design System Inc.***                         2,575   $    17,407          0.01%
       Ciena Corp.***                                          605   $     6,098          0.00%
       Cisco Systems Inc. ***                                2,778   $    62,672          0.03%
       Citrix Sys Inc.***                                      757   $    19,122          0.01%
       Cognizant Technology Solutions Cl A ***                 138   $     3,151          0.00%
       Convergys Corp.***                                    2,088   $    30,861          0.01%
       Corning Inc.                                            252   $     3,941          0.00%
       Cybersource Corp.***                                    447   $     7,201          0.00%
       Cymer Inc.***                                         1,605   $    40,655          0.02%
       Diodes Inc.***                                        1,039   $    19,170          0.01%
       Electronics For Imaging Inc.***                       2,583   $    35,981          0.02%
       Emulex Corp.***                                       5,281   $    56,348          0.03%
       Epicor Software Corp.***                              5,448   $    42,985          0.02%
       Equinix Inc.***                                         101   $     7,015          0.00%
       Fei Co.***                                              760   $    18,096          0.01%
       Fidelity National Information                         1,313   $    24,238          0.01%
       Gartner Inc. Cl A ***                                   900   $    20,412          0.01%
       Gsi Comm Inc.***                                      2,578   $    39,907          0.02%
       Harris Corp                                             960   $    44,352          0.02%
       Imation Corp.                                           909   $    20,534          0.01%
       Interdigital Inc.***                                  1,142   $    27,465          0.01%
       Intuit ***                                              201   $     6,354          0.00%
       Juniper Networks Inc. ***                               858   $    18,078          0.01%
       Lam Resh Corp.***                                     3,319   $   104,515          0.05%

                 See Accompanying Notes to Financial Statements.

                                     III-25

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

       Lawson Software Inc.***                               1,564   $    10,948          0.01%
       Macrovision Solutions Corp. ***                         808   $    12,427          0.01%
       Memc Electronic Materials Inc.***                       656   $    18,539          0.01%
       Microchip Technology Inc.                               151   $     4,444          0.00%
       Mks Instrs Inc.***                                    1,313   $    26,142          0.01%
       Novellus Sys Inc.***                                  1,516   $    29,774          0.01%
       Parametric Technology Corp.***                        1,110   $    20,424          0.01%
       Sapient Corporation ***                                 540   $     4,012          0.00%
       Semtech Corp.***                                      2,763   $    38,571          0.02%
       Sun Microsystems Inc.***                                758   $     5,761          0.00%
       United Online Inc.                                    1,555   $    14,633          0.01%
       Varian Semiconductor Equipment ***                    1,060   $    26,627          0.01%
       Vasco Data Sec International Inc. ***                 3,965   $    41,077          0.02%
       Vishay Intertechnlgy Inc. ***                           936   $     6,196          0.00%
       Western Digital Corp. ***                               808   $    17,227          0.01%
       Zoran Corp.***                                       20,546   $   167,655          0.08%
                                                                     -----------    -----------
   Total Information Technology                                      $ 1,492,676          0.68%
                                                                     -----------    -----------

   Materials
       Aptargroup Inc.                                       3,486   $   136,337          0.06%
       Brush Engineered Materials Inc. ***                     959   $    17,809          0.01%
       Cabot Corp.                                           6,002   $   190,744          0.09%
       Century Alum Co.***                                     202   $     5,593          0.00%
       Crown Holdings Inc.***                                1,179   $    26,186          0.01%
       Fuller H B Co.                                          909   $    18,971          0.01%
       International Flavors & Fragra                        1,130   $    44,590          0.02%
       International Paper Co.                                 150   $     3,927          0.00%
       Meadwestvaco Corp                                     1,616   $    37,669          0.02%
       PPG Industries Inc.                                     562   $    32,776          0.02%
       Silgan Hldgs Inc.                                       231   $    11,802          0.01%
       SonoCo.Prods Co.                                        252   $     7,479          0.00%
       Steel Dynamics Inc.                                     341   $     5,828          0.00%
       Texas Industries Inc.                                   368   $    15,036          0.01%
       United Sts Stl Corp.                                    202   $    15,677          0.01%
       Weyerhaeuser Co.                                      3,972   $   240,624          0.11%
                                                                     -----------    -----------
   Total Materials                                                   $   811,048          0.38%
                                                                     -----------    -----------

   Telecommunication Services
       Crown Castle International Corp. ***                    556   $    16,107          0.01%
       NII Holdings Inc.***                                    339   $    12,855          0.01%
       Verizon Communications                                2,123   $    68,127          0.03%
                                                                     -----------    -----------
   Total Telecommunication Services                                  $    97,089          0.05%
                                                                     -----------    -----------

   Utilities
       AES Corp.***                                          1,365   $    15,957          0.01%
       Energen Corp.                                           404   $    18,293          0.01%
       Equitable Res Inc.                                      909   $    33,342          0.02%
       Hawaiian Electric Industries Inc                      7,022   $   204,410          0.10%

                 See Accompanying Notes to Financial Statements.

                                     III-26

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

       Mdu Res Group Inc.                                    2,071   $    60,059          0.03%
       National Fuel Gas Co.                                 1,161   $    48,971          0.02%
       Northwest Nat Gas Cocom                               1,786   $    92,872          0.04%
       NRG Energy Inc.***                                      320   $     7,920          0.00%
       Questar Corp.                                           101   $     4,133          0.00%
       Westar Energy Inc                                     7,225   $   166,464          0.08%
                                                                     -----------    -----------
   Total Utilities                                                   $   652,421          0.31%
                                                                     -----------    -----------

Total Common Stocks (United States)
   (cost - $9,966,344)                                               $ 9,785,695          4.51%
                                                                     ===========    ===========

                                                                                     % of Net
                                                                                       Asset
                                                          Shares      Value ($)        Value
                                                       -----------   -----------    -----------
Common Stocks (Non-United States)
---------------------------------
Brazil
   Materials
       Cia Vale Do Rio Doce Adr                                404   $     7,737          0.00%
                                                                     -----------    -----------
   Total Materials                                                   $     7,737          0.00%
                                                                     -----------    -----------

   Telecommunication Services
       Tele Norte Leste Participacoes Adr                      985   $    17,198          0.01%
                                                                     -----------    -----------
   Total Telecommunication Services                                  $    17,198          0.01%
                                                                     -----------    -----------

Total Brazil                                                         $    24,935          0.01%
                                                                     -----------    -----------

Canada
   Consumer Discretionary
       Magna Cl A                                              584   $    29,895          0.01%
                                                                     -----------    -----------
   Total Consumer Discretionary                                      $    29,895          0.01%
                                                                     -----------    -----------

   Energy
       Ultra Petroleum Corp.***                                200   $    11,068          0.01%
                                                                     -----------    -----------
   Total Energy                                                      $    11,068          0.01%
                                                                     -----------    -----------

   Health Care
       Biovail Corp.                                           915   $     8,940          0.00%
                                                                     -----------    -----------
   Total Health Care                                                 $     8,940          0.00%
                                                                     -----------    -----------

   Industrials
       Canadian National Railway                               151   $     7,222          0.00%
                                                                     -----------    -----------
   Total Industrials                                                 $     7,222          0.00%
                                                                     -----------    -----------

   Materials
       Barrick Gold Corp                                       302   $    11,095          0.01%

                 See Accompanying Notes to Financial Statements.

                                     III-27

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                     -----------    -----------
   Total Materials                                                   $    11,095          0.01%
                                                                     -----------    -----------

   Telecommunication Services
       Rogers Communications Cl B                              411   $    13,662          0.01%
                                                                     -----------    -----------
   Total Telecommunication Services                                  $    13,662          0.01%
                                                                     -----------    -----------

Total Canada                                                         $    81,882          0.04%
                                                                     -----------    -----------

France
   Financials
       Axa Paris Adr                                           505   $    16,493          0.01%
                                                                     -----------    -----------
   Total Financials                                                  $    16,493          0.01%
                                                                     -----------    -----------

Great Britain
   Consumer Staples
       Cadbury Plc Sponsored Adr                               366   $    14,984          0.01%
                                                                     -----------    -----------
   Total Consumer Staples                                            $    14,984          0.01%
                                                                     -----------    -----------

Hong Kong
   Energy
       CNOOC Ltd. Adr                                           50   $     5,726          0.00%
                                                                     -----------    -----------
   Total Energy                                                      $     5,726          0.00%
                                                                     -----------    -----------

India
   Information Technology
       Infosys Technologies Ltd. Adr                           455   $    15,156          0.01%
                                                                     -----------    -----------
   Total Information Technology                                      $    15,156          0.01%
                                                                     -----------    -----------

Israel
   Information Technology
       Nice Systems Ltd. Adr ***                               642   $    17,488          0.01%
                                                                     -----------    -----------
   Total Information Technology                                      $    17,488          0.01%
                                                                     -----------    -----------

Japan
   Consumer Discretionary
       Abc Mart                                              1,100   $    30,825          0.01%
       Ahresty                                               7,700   $    66,001          0.03%
       Aisin Seiki                                           1,100   $    26,162          0.01%
       Asatsu                                                2,600   $    73,348          0.03%
       Asics                                                 1,000   $     7,658          0.00%
       Belluna                                               3,750   $    16,602          0.01%
       Bridgestone                                           3,300   $    60,924          0.03%
       Calsonic Kansei                                       3,000   $     8,308          0.00%
       Canon Marketing                                       1,400   $    20,994          0.01%
       Denso                                                   900   $    21,533          0.01%
       Exedy                                                 1,100   $    20,194          0.01%

                 See Accompanying Notes to Financial Statements.

                                     III-28

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

       Fujitsu Business                                        200   $     2,577          0.00%
       Funai                                                   500   $     9,057          0.00%
       Goldcrest                                               490   $     7,015          0.00%
       Hitachi Koki                                          1,900   $    18,863          0.01%
       Honda Motor Co.                                         600   $    17,463          0.01%
       Komeri                                                1,000   $    27,928          0.01%
       Konaka                                                  100   $       414          0.00%
       Makita                                                  900   $    17,802          0.01%
       Marui Group                                           7,800   $    57,307          0.03%
       Musashi Seimitsu                                        900   $    15,624          0.01%
       Ngk Spark Plug                                        2,000   $    19,140          0.01%
       NHK Spring                                            3,000   $    16,135          0.01%
       Nippon Seiki                                          6,000   $    53,860          0.03%
       Nissan Motor                                          5,700   $    37,422          0.02%
       Nok                                                     500   $     5,477          0.00%
       Panahome                                              1,000   $     5,482          0.00%
       Pioneer                                               4,500   $    28,950          0.01%
       Point                                                 3,590   $   135,261          0.06%
       Rakuten                                                  70   $    38,506          0.02%
       Resorttrust                                           1,200   $    11,156          0.01%
       Rinnai                                                  600   $    24,132          0.01%
       Sanden                                                2,000   $     6,612          0.00%
       Sankyo                                                  100   $     5,020          0.00%
       Sekisui Chemical                                      3,000   $    17,548          0.01%
       Sekisui House                                         4,000   $    35,944          0.02%
       Senshukai                                             6,700   $    43,861          0.02%
       Sharp                                                 2,000   $    21,212          0.01%
       Shimamura                                             2,500   $   164,367          0.08%
       Showa                                                 3,800   $    22,621          0.01%
       Sony                                                  1,500   $    44,789          0.02%
       Sumitomo Fore                                         1,500   $     8,548          0.00%
       Suzuki Motor                                            800   $    14,453          0.01%
       Takashimaya                                           9,000   $    76,975          0.04%
       Tamron                                                  600   $     8,636          0.00%
       Tokai Rubber                                            900   $     9,173          0.00%
       Tokyo Dome                                            7,000   $    35,869          0.02%
       Toyota Industries                                       500   $    12,363          0.01%
       Toyota Mtr Corp                                         715   $    61,347          0.03%
       United Arrows Ltd.                                      100   $       749          0.00%
       Yamaha                                                2,400   $    40,397          0.02%
       Yamaha Motor                                          1,300   $    17,351          0.01%
                                                                     -----------    -----------
   Total Consumer Discretionary                                      $ 1,549,955          0.72%
                                                                     -----------    -----------

   Consumer Staples
       Aeon                                                  1,300   $    12,894          0.01%
       Ajinomoto Co.                                         8,000   $    75,279          0.04%
       Kikkoman                                              1,000   $    13,394          0.01%
       Sundrug                                               1,600   $    31,197          0.01%

                 See Accompanying Notes to Financial Statements.

                                     III-29

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                     -----------    -----------
   Total Consumer Staples                                            $   132,764          0.07%
                                                                     -----------    -----------

   Energy
       AOC Holdings                                          3,600   $    27,941          0.01%
       Itochu Enex                                           1,100   $     7,015          0.00%
       Nippon Mining                                        11,000   $    43,414          0.02%
       Nippon Oil                                            4,000   $    19,781          0.01%
       San-Ai Oil                                            1,000   $     3,155          0.00%
       Shinko Plantech                                       1,100   $     8,579          0.00%
       Sinanen                                               2,000   $     7,535          0.00%
       Tonengeneral                                          6,000   $    48,773          0.02%
                                                                     -----------    -----------
   Total Energy                                                      $   166,193          0.06%
                                                                     -----------    -----------

   Financials
       Acom                                                  2,090   $    70,674          0.03%
       Aichi Bank                                              200   $    13,696          0.01%
       Chiba                                                 2,000   $    10,060          0.00%
       Chugoku Bank                                          1,000   $    13,762          0.01%
       Chuo Mitsui Trust Holdings                            3,000   $    15,542          0.01%
       Credit Saison                                         3,900   $    62,119          0.03%
       Daiwa House Industry                                  1,000   $     9,306          0.00%
       Daiwa Sec Group Inc.                                  4,000   $    27,806          0.01%
       Higo Bank                                             2,000   $    11,284          0.01%
       Hokkoku Bank                                         10,000   $    37,018          0.02%
       Jafco                                                   200   $     7,272          0.00%
       Japan Asia Invest                                     4,000   $     7,686          0.00%
       Joyo Bank                                             1,000   $     4,436          0.00%
       K K Davinci Holdings ***                                 11   $     2,456          0.00%
       Kanto Tsukuba Bk                                        200   $       874          0.00%
       Kenedix                                                  35   $    19,616          0.01%
       Mito Securities                                       2,000   $     5,218          0.00%
       Mitsub Ufj Fin                                          300   $     2,523          0.00%
       Mitsubishi Ufj Lease & Finance                          970   $    30,973          0.01%
       Mitsui Fudosan                                        1,000   $    18,471          0.01%
       Mizuho Financial                                          1   $     4,163          0.00%
       Nanto Bank                                            2,000   $    10,418          0.00%
       Nishi Nippon City Bank                                7,000   $    16,879          0.01%
       Nomura Holdings                                         900   $    11,241          0.01%
       Orix                                                    190   $    22,514          0.01%
       Resona Hldgs                                             36   $    46,151          0.02%
       San-In Godo Bk                                        1,000   $     7,658          0.00%
       Sapporo Hokuyo                                            7   $    34,154          0.02%
       Sumitomo T&B                                          2,000   $    12,622          0.01%
       Tokai Tokyo Sec                                       2,000   $     6,612          0.00%
       Tokyo Tatemono                                        2,000   $     9,174          0.00%
       Tokyo Tomin Bank                                      2,000   $    31,875          0.02%
       Tokyu Land                                            5,000   $    17,850          0.01%
                                                                     -----------    -----------
   Total Financials                                                  $   602,103          0.27%
                                                                     -----------    -----------

                 See Accompanying Notes to Financial Statements.

                                     III-30

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

   Health Care
       Dainip Sumit Pharmaceutical                           4,000   $    32,365          0.02%
       Eisai                                                 2,000   $    77,050          0.04%
       Nihon Kohden                                          1,800   $    32,960          0.02%
       Olympus                                               1,000   $    28,540          0.01%
       Seikagaku                                               600   $     5,770          0.00%
                                                                     -----------    -----------
   Total Health Care                                                 $   176,685          0.09%
                                                                     -----------    -----------

   Industrials
       Aida Engineering                                        600   $     2,430          0.00%
       Amada                                                 5,000   $    26,704          0.01%
       Amano                                                 2,400   $    18,831          0.01%
       Central Glass                                         7,000   $    22,814          0.01%
       Chiyoda                                               1,000   $     7,121          0.00%
       CKD                                                   5,700   $    24,268          0.01%
       Comsys Holdings                                       2,000   $    16,955          0.01%
       Daifuku                                               2,500   $    15,283          0.01%
       Daihen                                               12,000   $    41,596          0.02%
       Fujitec                                               4,000   $    19,328          0.01%
       Futaba                                                6,500   $   113,145          0.05%
       Hankyu Hanshin Holdings                               9,000   $    41,115          0.02%
       Hitachi                                               4,400   $   104,648          0.05%
       Hitachi Cable                                         4,000   $    13,413          0.01%
       Iino Kaiunkaisha                                        600   $     4,646          0.00%
       Jtekt                                                 1,700   $    19,007          0.01%
       Kawasaki Heavy                                       25,000   $    51,335          0.02%
       Kawasaki Kisen                                        3,000   $    17,859          0.01%
       Kintetsu Corp                                        10,000   $    34,663          0.02%
       Komori                                                1,600   $    21,144          0.01%
       Kubota                                                8,000   $    48,830          0.02%
       Maeda Road Const                                      1,000   $     6,396          0.00%
       Max                                                   2,000   $    19,969          0.01%
       Meisei Industrial                                     3,000   $     6,386          0.00%
       Meitec                                                1,300   $    34,470          0.02%
       Minebea                                               2,000   $     7,347          0.00%
       Mitsui                                               14,000   $    25,583          0.01%
       Mori Seiki                                            1,900   $    21,995          0.01%
       Nippo Corporation                                     2,000   $    11,115          0.01%
       Nippon Sheet Glass                                   17,000   $    85,669          0.04%
       Nippon Thompson                                       2,000   $     8,270          0.00%
       Nippon Yusen                                          2,000   $    12,584          0.01%
       Nissha Printing                                         300   $    14,129          0.01%
       Nitto Boseki                                         30,000   $    63,015          0.03%
       NTN                                                   3,000   $    15,316          0.01%
       Panasonic Electric Works Co.Ltd                       2,000   $    17,332          0.01%
       Shimizu                                              11,000   $    51,081          0.02%
       Shinmaywa                                             2,000   $     5,878          0.00%

                 See Accompanying Notes to Financial Statements.

                                     III-31

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

       Sintokogio                                              700   $     4,279          0.00%
       Smc                                                   1,400   $   143,079          0.07%
       Sumitomo Heavy                                        6,000   $    27,636          0.01%
       Sumitomo Ware-H                                       1,000   $     3,937          0.00%
       Taikisha                                              1,200   $    15,519          0.01%
       Taisei                                              107,000   $   273,698          0.13%
       TCM                                                   3,000   $     4,889          0.00%
       Thk                                                     300   $     4,558          0.00%
       Tobu Railway                                         13,000   $    62,572          0.03%
       Toda                                                 23,000   $    90,774          0.04%
       Tsubakimoto Chain                                     6,000   $    23,341          0.01%
       Uchida Yoko                                           2,000   $     7,309          0.00%
       Ushio                                                 3,300   $    53,433          0.03%
                                                                     -----------    -----------
   Total Industrials                                                 $ 1,786,694          0.83%
                                                                     -----------    -----------

   Information Technology
       Advantest                                             2,400   $    49,282          0.02%
       Anritsu                                              13,000   $    35,143          0.02%
       Brother Industries                                      800   $     8,297          0.00%
       Canon                                                 1,600   $    57,571          0.03%
       Dainpn Screen Mfg                                     2,000   $     6,349          0.00%
       Fujifilm Holdings                                       900   $    22,804          0.01%
       Hirose Electric                                         600   $    56,177          0.03%
       Hitachi High-Tech                                     9,400   $   183,281          0.09%
       Hitachi Kokusai Electric                              3,000   $    17,802          0.01%
       Horiba                                                3,900   $    86,695          0.04%
       Hoya                                                  3,700   $    71,794          0.03%
       Iriso Elec                                              300   $     2,888          0.00%
       Mabuchi Motor                                           800   $    35,869          0.02%
       Murata Mfg                                            2,300   $    90,341          0.04%
       Nec Electronics ***                                     700   $    14,077          0.01%
       Nichicon                                              3,200   $    21,461          0.01%
       Nippon Chemi-Con                                     11,000   $    34,296          0.02%
       Nri                                                   1,100   $    22,018          0.01%
       Ryosan                                                  800   $    16,352          0.01%
       Sanken Electric                                       2,000   $     8,195          0.00%
       Shinkawa                                              2,800   $    32,071          0.02%
       Shinko Elec Ind                                       2,200   $    20,018          0.01%
       Star Micronics                                        4,100   $    41,387          0.02%
       Sumisho Computer                                      1,600   $    24,053          0.01%
       Taiyo Yuden                                           3,000   $    28,710          0.01%
       Tamura                                                3,000   $     6,980          0.00%
       Trend                                                 1,000   $    37,206          0.02%
       Yokogawa Electric                                       500   $     3,104          0.00%
                                                                     -----------    -----------
   Total Information Technology                                      $ 1,034,221          0.49%
                                                                     -----------    -----------

   Materials
       Adeka                                                 1,000   $     6,207          0.00%

                 See Accompanying Notes to Financial Statements.

                                     III-32

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

       Asahi Kasei                                           5,000   $    20,675          0.01%
       Daiken                                                2,000   $     3,523          0.00%
       Dainichiseika                                         4,000   $    11,868          0.01%
       Denki Kagakukogyo                                     3,000   $     7,686          0.00%
       Hokuetsu Paper                                        1,500   $     6,485          0.00%
       Kansai Paint                                         28,000   $   170,640          0.08%
       Kuraray                                                 500   $     4,856          0.00%
       Lintec                                                2,400   $    38,431          0.02%
       Mitsubishi Gas Chem                                   2,000   $     9,457          0.00%
       Mitsui Chemicals                                     14,000   $    60,397          0.03%
       Mitsui Mining and Smelting                           12,000   $    27,467          0.01%
       Nakayama Steel                                        3,000   $     9,523          0.00%
       Nippon Shokubai                                       2,000   $    12,603          0.01%
       Nippon Soda                                           2,000   $     7,893          0.00%
       Nippon Zeon                                           6,000   $    20,346          0.01%
       Nittetsu Mining                                       1,000   $     2,713          0.00%
       Nitto Denko                                           1,400   $    34,748          0.02%
       Nof                                                  12,000   $    39,448          0.02%
       NPN Synth Chemical                                    5,000   $    15,448          0.01%
       Oji Paper Jpy Ord                                     2,000   $     9,928          0.00%
       Osaka Steel                                           2,500   $    31,696          0.02%
       Pacific Metals                                        9,000   $    63,580          0.03%
       S'Tomo Osaka Ceme                                     7,000   $    11,077          0.01%
       Sanyo Chem Ind                                        2,000   $     9,589          0.00%
       Shin-Etsu Chemical                                      700   $    32,242          0.02%
       Showa Denko                                           5,000   $    10,220          0.00%
       Sumitomo Bakelite                                     4,000   $    16,729          0.01%
       Taiheiyo Cement                                      23,000   $    32,713          0.02%
       Teijin                                               27,000   $    79,348          0.04%
       Tokuyama                                              7,000   $    39,429          0.02%
       Toray Industries                                     13,000   $    59,634          0.03%
                                                                     -----------    -----------
   Total Materials                                                   $   906,599          0.43%
                                                                     -----------    -----------
   Telecommunication Services
       Kddi                                                     12   $    66,576          0.03%
                                                                     -----------    -----------
   Total Telecommunication Services                                  $    66,576          0.03%
                                                                     -----------    -----------
   Utilities
       Shikoku Ele                                             300   $     7,517          0.00%
       Tokyo Gas                                            25,000   $   102,906          0.05%
                                                                     -----------    -----------
   Total Utilities                                                   $   110,423          0.05%
                                                                     -----------    -----------

Total Japan                                                          $ 6,532,213          3.04%
                                                                     -----------    -----------
Mexico
   Consumer Discretionary
       Grupo Televisa Sa Adr                                   440   $     9,623          0.00%

                 See Accompanying Notes to Financial Statements.

                                     III-33

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                     -----------    -----------
   Total Consumer Discretionary                                      $     9,623          0.00%
                                                                     -----------    -----------

   Materials
       Cemex S.A.B. De C.V. *                                  922   $    15,877          0.01%
                                                                     -----------    -----------
   Total Materials                                                   $    15,877          0.01%
                                                                     -----------    -----------

Total Mexico                                                         $    25,500          0.01%
                                                                     -----------    -----------

Netherlands
   Industrials
       Cnh Global N.V.                                         556   $    12,254          0.01%
                                                                     -----------    -----------
   Total Industrials                                                 $    12,254          0.01%
                                                                     -----------    -----------

Norway
   Energy
       Statoilhydro Asa                                        439   $    10,448          0.00%
                                                                     -----------    -----------
   Total Energy                                                      $    10,448          0.00%
                                                                     -----------    -----------

Papua (new Guinea)
   Materials
       Lihir Gold Limited Adr ***                              354   $     7,399          0.00%
                                                                     -----------    -----------
   Total Materials                                                   $     7,399          0.00%
                                                                     -----------    -----------

People's Republic Of China
   Information Technology
       Shanda Interactive Entertainment Ltd. Adr ***           205   $     5,238          0.00%
                                                                     -----------    -----------
   Total Information Technology                                      $     5,238          0.00%
                                                                     -----------    -----------

   Utilities
       Huaneng Power International In Adr                      379   $    10,089          0.00%
                                                                     -----------    -----------
   Total Utilities                                                   $    10,089          0.00%
                                                                     -----------    -----------

Total People's Republic Of China                                     $    15,327          0.00%
                                                                     -----------    -----------

Philippines
   Telecommunication Services
       Philippine Long Dist Sp Adr                             153   $     8,620          0.00%
                                                                     -----------    -----------
   Total Telecommunication Services                                  $     8,620          0.00%
                                                                     -----------    -----------

Russia
   Telecommunication Services
       Vimpel Communications Ojsc Mo Adr                       348   $     7,064          0.00%
                                                                     -----------    -----------
   Total Telecommunication Services                                  $     7,064          0.00%
                                                                     -----------    -----------

South Africa
   Materials

                 See Accompanying Notes to Financial Statements.

                                     III-34

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

       Anglogold Ashanti Limited Adr                           455   $    10,511          0.01%
       Gold Fields Ltd. Adr                                 10,559   $   101,261          0.05%
       Harmony Gold Mining Co.Ltd.Adr ***                    6,318   $    61,158          0.03%
                                                                     -----------    -----------
   Total Materials                                                   $   172,930          0.09%
                                                                     -----------    -----------

Taiwan Republic Of China
   Telecommunication Services
       Chunghwa Telecom Co.Ltd. Adr                          1,044   $    24,711          0.01%
                                                                     -----------    -----------
   Total Telecommunication Services                                  $    24,711          0.01%
                                                                     -----------    -----------

Total Common Stocks (Non-United States)
   (cost - $7,379,035)                                               $ 6,993,130          3.25%
                                                                     -----------    -----------

Total investment securities sold short
   (proceeds - $17,345,379)                                          $16,778,825          7.76%
                                                                     ===========    ===========

--------------------------------------------------------------------------------

*        Non-income producing security.

** Pledged as collateral for the trading of futures, forwards and equity securities.

***      Security did not pay a dividend during the previous twelve months.

Adr      American Depository Receipt.



                 See Accompanying Notes to Financial Statements.

                                     III-35

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

Note 1. PORTFOLIO VALUATION

      A.    Futures and Forward Currency Contracts

            Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities. The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

      B.    Investment Securities

            Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.

      C.    Options

            The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

      D.    Foreign Currency Transactions

            The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

      E.    Statement of Financial Accounting Standards No. 157 Disclosure

            As of January 1, 2008, the Trust adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurement, or SFAS No. 157. SFAS No. 157 provides guidance for determining fair value and requires increased disclosure regarding the inputs to valuation techniques used to measure fair value. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

            SFAS No. 157 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

            Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

            Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes United States Treasury Securities.

            Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the nine-month period ended September 30, 2008, the Trust did not have any Level 3 assets or liabilities.

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

            The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of September 30, 2008.

                                                      Fair Value at September 30, 2008
                                                      --------------------------------

Description                              Level 1           Level 2           Level 3           Total
--------------------------            ------------      ------------      ------------     ------------
Investments
-----------

 Investment securities                $ 16,681,524      $  9,998,993      $          0     $ 26,680,517

 Investment securities sold short      (16,778,825)                0                 0      (16,778,825)

Other Financial Instruments
---------------------------

Exchange traded futures contracts         (575,419)                0                 0         (575,419)

Forward currency contracts                       0        (4,807,379)                0       (4,807,379)

Options purchased                                0            42,989                 0           42,989

Options written                                  0           (33,294)                0          (33,294)
                                      ------------      ------------      ------------     ------------

Total                                 ($   672,720)     $  5,201,309      $          0     $  4,528,589
                                      ============      ============      ============     ============

Note 2. INVESTMENTS
-------------------

      The U.S. federal income tax basis of the Trusts investment at September 30, 2008 was as follows:

               Investment securities                                 26,680,517
               Securities sold short                                (16,778,825)
               Purchased options on forward currency contracts           42,989
               Written options on forward currency contracts            (33,294)
               Open forward currency contracts                       (4,958,541)
               Open futures contracts                                   505,024

      The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized depreciation for federal income tax purposes was $929,281 (gross unrealized appreciation was $1,109,864 and gross unrealized depreciation was $2,039,145).

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

Item 2. Controls and Procedures

a) The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits
----------------

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        The Campbell Multi-Strategy Trust

By                /s/ Gregory T. Donovan
                  ----------------------
                  Gregory T. Donovan, Chief Financial Officer

Date              November 28, 2008
                  -----------------


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /s/ Theresa D. Becks
                  --------------------
                  Theresa D. Becks, Chief Executive Officer

Date              November 28, 2008
                  -----------------


By                /s/ Gregory T. Donovan
                  ----------------------
                  Gregory T. Donovan, Chief Financial Officer

Date              November 28, 2008
                  -----------------